UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/13

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2013 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Australia--2.7%
Australia & New Zealand Banking Group	43,141		1,125,178
Primary Health Care	88,430		427,099
QBE Insurance Group	142,492		2,153,984
			3,706,261
Belgium--.9%
Delhaize Group	19,000		1,198,892
Brazil--1.7%
Banco Santander Brasil, ADS	181,250		1,292,312
Petroleo Brasileiro, ADR	62,260		1,106,360
			2,398,672
China--2.4%
Beijing Capital International Airport, Cl. H	722,000		491,023
China Railway Group, Cl. H	701,000	a	360,206
Foxconn International Holdings	1,926,000	a	1,087,073
Guangzhou Automobile Group, Cl. H	650,194		693,762
PetroChina, ADR	6,721		777,485
			3,409,549
Denmark--.5%
Carlsberg, Cl. B	8,090		769,589
France--11.8%
Alstom	41,820		1,575,396
BNP Paribas	20,310		1,183,843
Carrefour	79,312		2,309,811
Cie de St-Gobain	38,830		1,682,455
Danone	25,950		1,906,228
EDF	29,040		656,250
GDF Suez	84,644		1,707,230
Sanofi	18,621		1,958,262
Total	67,370		3,341,425
			16,320,900
Germany--9.4%
Aixtron	71,500	a	1,274,335
Allianz	2,310		356,998
Celesio	78,520		1,623,043
Commerzbank	35,320	a	370,002
Daimler	32,426		2,079,140
Deutsche Bank	55,780		2,608,949
Deutsche Telekom	57,330		655,267
E.ON	29,040		491,332
Muenchener Rueckversicherungs	5,510		1,031,452
Siemens	23,490		2,496,567
			12,987,085
Hong Kong--3.5%
COSCO Pacific	512,000		750,006
Esprit Holdings	1,258,939		1,916,916
Hang Seng Bank	71,900		1,155,164
Pacific Basin Shipping	518,000		296,149

Yue Yuen Industrial Holdings	263,500		768,012
			4,886,247
India--1.2%
Reliance Industries, GDR	40,434	b	1,159,243
State Bank Of India, GDR	7,480		543,547
			1,702,790
Israel--1.5%
Teva Pharmaceutical Industries, ADR	53,540		2,045,228
Italy--2.1%
Eni	23,665		535,123
Finmeccanica	136,916	a	747,973
Saras	1,062,940	a	1,576,561
			2,859,657
Japan--22.3%
East Japan Railway	8,000		588,614
Fujitsu	253,000		1,048,251
INPEX	328		1,385,738
Kao	40,800		1,267,256
LIXIL Group	38,400		916,972
Matsumotokiyoshi Holdings	34,400		863,989
Mitsubishi UFJ Financial Group	496,900		2,934,390
Nippon Express	339,000		1,518,324
Nippon Shokubai	127,000		1,243,645
Nippon Telegraph & Telephone	17,200		847,825
Nomura Holdings	33,500		258,938
Nomura Real Estate Holdings	42,300		938,672
Omron	37,200		1,105,725
Ricoh	139,800		1,628,061
Shimachu	29,700		741,101
Shimamura	6,300		721,535
Shin-Etsu Chemical	10,620		667,860
Sumitomo Electric Industries	94,400		1,135,442
Sumitomo Mitsui Financial Group	37,700		1,475,689
Sumitomo Mitsui Trust Holdings	151,560		627,234
Taiyo Nippon Sanso	236,000		1,654,468
Tokyo Electron	24,900		1,228,553
Toyota Motor	72,700		4,288,391
Yamada Denki	21,640		819,627
Yamaha Motor	70,300		1,088,503
			30,994,803
Netherlands--2.1%
Aegon	127,961		857,642
Koninklijke Philips Electronics	72,121		2,038,125
			2,895,767
Norway--1.3%
Norsk Hydro	167,888		757,365
Orkla	118,300		998,263
			1,755,628
Russia--.5%
Gazprom, ADR	88,460		668,758

Singapore--2.7%
Avago Technologies	26,740		1,008,365
DBS Group Holdings	109,591		1,483,222

United Overseas Bank	73,000		1,233,158
			3,724,745
South Africa--.6%
Murray & Roberts Holdings	178,813	a	406,051
Standard Bank Group	33,898		375,002
			781,053
South Korea--2.3%
KB Financial Group	6,000		194,549
KB Financial Group, ADR	33,244		1,085,417
Korea Electric Power	20,500	a	485,658
Korea Electric Power, ADR	43,124		508,001
Samsung Fire & Marine Insurance	4,495		904,903
			3,178,528
Sweden--2.5%
Ericsson, Cl. B	193,190		2,259,510
Svenska Cellulosa, Cl. B	47,670		1,184,275
			3,443,785
Switzerland--8.7%
Adecco	16,030	a	890,881
Clariant	83,190	a	1,192,867
Novartis	61,456		4,403,675
Roche Holding	12,580		3,112,799
UBS	139,958	a	2,434,289
			12,034,511
Taiwan--.8%
Hon Hai Precision Industry	344,400		876,144
United Microelectronics	709,720		310,554
			1,186,698
United Kingdom--16.8%
Anglo American	72,903		1,652,413
AZ Electronic Materials	51,810		247,528
Barclays	212,493		1,016,765
BHP Billiton	22,760		658,632
BP	333,505		2,387,189
Direct Line Insurance Group	265,150		852,545
eSure Group	167,460		792,582
Home Retail Group	387,418		915,389
HSBC Holdings	435,329		4,768,615
Resolution	179,837		785,867
Royal Dutch Shell, Cl. A	90,766		3,014,365
Shire	29,160		958,738
Smith & Nephew	84,391		980,910
Tesco	174,495		962,963
Unilever	25,491		1,071,507
Vodafone Group	791,798		2,294,615
			23,360,623
Total Common Stocks
(cost $156,256,626)			136,309,769

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,640,000)	1,640,000	c	1,640,000

Total Investments (cost $157,896,626)	99.5%		137,949,769

Cash and Receivables (Net)	.5%	709,053
Net Assets	100.0%	138,658,822

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security was valued at $1,159,243 or 0.8% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized depreciation on investments was $19,946,857 of which $7,822,081 related to appreciated investment securities and $27,768,938 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.1
Energy	11.5
Health Care	11.2
Consumer Discretionary	10.1
Industrial	10.0
Information Technology	10.0
Consumer Staples	9.0
Materials	5.8
Telecommunication Services	2.8
Utilities	2.8
Money Market Investment	1.2
99.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Danish Krone,
Expiring
6/3/2013 [a]	1,191,208	208,267	207,679	(588)

Hong Kong Dollar,
Expiring
6/3/2013 [b]	363,953	46,876	46,885	9

Japanese Yen,
Expiring
6/4/2013 [c]	1,599,939	15,827	15,927	100

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
6/3/2013 [d]	26,761	25,785	25,612	173
6/4/2013 [a]	43,780	41,875	41,900	(25)

Euro,
Expiring
6/4/2013 e	37,137	48,166	48,268	(102)

Japanese Yen,
Expiring
6/3/2013 f	2,235,533	22,093	22,254	(161)

Gross Unrealized Appreciation				282
Gross Unrealized Depreciation				(876)

Counterparties:

a	Barclays Bank
b	Citigroup

c	Goldman Sachs
d	Deutsche Bank
e	UBS
f	Morgan Stanley

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	8,491,926	127,817,843++	-	136,309,769
Mutual Funds	1,640,000	-	-	1,640,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	282	-	282
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(876)	-	(876)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
May 31, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--6.5%
BorgWarner	179,204	a	14,528,068
Dana Holding	936,237		17,713,604
Delphi Automotive	631,672		30,831,910
Lear	326,080	b	19,558,278
TRW Automotive Holdings	550,108	a	34,849,342
			117,481,202
Banks--5.8%
Comerica	835,990		33,013,245
Fifth Third Bancorp	1,146,630		20,868,666
SunTrust Banks	1,559,980		50,059,758
			103,941,669
Capital Goods--12.3%
Ingersoll-Rand	1,069,900	b	61,551,347
MSC Industrial Direct, Cl. A	206,680		17,086,236
PACCAR	342,690		18,368,184
Parker Hannifin	519,170		51,792,399
Regal-Beloit	586,148		39,570,851
Trinity Industries	804,130		32,913,041
			221,282,058
Commercial & Professional Services--2.2%
ADT	309,210	a	12,550,834
Equifax	433,910		26,425,119
			38,975,953
Consumer Durables & Apparel--3.5%
Mohawk Industries	91,712	a	10,195,623
Newell Rubbermaid	1,366,850		36,959,624
Ralph Lauren	38,100		6,670,929
Toll Brothers	242,240	a	8,277,341
			62,103,517
Consumer Services--1.0%
H&R Block	596,520		17,460,140
Diversified Financials--8.6%
E*TRADE Financial	2,953,520	a	34,349,438
Invesco	1,048,990		35,392,923
Northern Trust	290,830		16,911,764
Raymond James Financial	196,820		8,654,175

TD Ameritrade Holding	2,540,170		59,541,585
			154,849,885
Energy--4.1%
Cabot Oil & Gas	78,830		5,546,479
National Oilwell Varco	142,320		10,005,096
Pioneer Natural Resources	93,440		12,958,259
Range Resources	366,900		27,583,542
Weatherford International	1,253,630	a	16,911,469
			73,004,845
Exchange-Traded Funds--1.5%
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	128,860	b	27,807,988
Health Care Equipment & Services--6.2%
CareFusion	545,780	a	20,057,415
Cigna	697,380		47,352,102
MEDNAX	470,790	a,b	43,703,436
			111,112,953
Household & Personal Products--2.3%
Avon Products	1,715,920		40,444,234
Insurance--3.5%
Arthur J. Gallagher & Co.	200,980		8,778,806
Brown & Brown	254,120		8,200,452
Hartford Financial Services Group	626,320		19,184,182
Principal Financial Group	686,430		25,981,375
			62,144,815
Materials--5.2%
LyondellBasell Industries, Cl. A	64,390		4,291,594
Sherwin-Williams	257,420		48,531,393
Valspar	564,370		40,448,398
			93,271,385
Media--.3%
Scripps Networks Interactive, Cl. A	75,720		5,100,499

Pharmaceuticals, Biotech & Life Sciences--6.8%
Agilent Technologies	632,850		28,763,033
Covance	237,000	a	17,675,460
Cubist Pharmaceuticals	565,580	a	31,078,621
Perrigo	197,400		22,880,634
Salix Pharmaceuticals	358,290	a	21,737,454
			122,135,202

Retailing--5.4%
Lowe's	490,020		20,634,742
Staples	960,520		14,407,800
Tiffany & Co.	465,230		36,185,589
Williams-Sonoma	472,010		25,469,660
			96,697,791
Semiconductors & Semiconductor Equipment--2.0%
Broadcom, Cl. A	991,040		35,588,246
Software & Services--6.0%
Autodesk	1,161,080	a	43,807,548
Cognizant Technology Solutions,
Cl. A	559,230	a	36,154,220
Intuit	473,990		27,699,976
			107,661,744
Technology Hardware & Equipment--13.0%
Arrow Electronics	410,880	a	16,336,589
Avnet	1,722,713	a	58,847,876
JDS Uniphase	2,620,603	a	35,692,613
Juniper Networks	2,225,420	a	39,456,697
SanDisk	522,600	a	30,843,852
Seagate Technology	693,730	b	29,885,888
TE Connectivity	205,440		9,119,482
Western Digital	200,490		12,695,027
			232,878,024
Transportation--2.4%
Kirby	547,010	a	42,710,541
Utilities--1.2%
Great Plains Energy	986,983		22,276,206

Total Common Stocks
(cost $1,429,531,239)			1,788,928,897

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,994,840)	10,994,840	[c]	10,994,840
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $11,348,867)	11,348,867 [c]	11,348,867
Total Investments (cost $1,451,874,946)	101.0%	1,811,272,604
Liabilities, Less Cash and Receivables	(1.0%)	(17,867,738)
Net Assets	100.0%	1,793,404,866

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $47,746,783 and the value of the collateral held by the fund was $49,248,027, consisting of cash collateral of $11,348,867 and U.S. Government and agency securities valued at $37,899,160.
c Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $359,397,658 of which $373,539,403 related to appreciated investment securities and $14,141,745 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	13.0
Capital Goods	12.3
Diversified Financials	8.6
Pharmaceuticals, Biotech & Life Sciences	6.8
Automobiles & Components	6.5
Health Care Equipment & Services	6.2
Software & Services	6.0
Banks	5.8
Retailing	5.4
Materials	5.2
Energy	4.1
Consumer Durables & Apparel	3.5
Insurance	3.5
Transportation	2.4
Household & Personal Products	2.3
Commercial & Professional Services	2.2
Semiconductors & Semiconductor Equipment	2.0
Exchange-Traded Funds	1.5
Money Market Investments	1.2
Utilities	1.2
Consumer Services	1.0
Media	.3
101.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,761,120,909	-	-	1,761,120,909
Exchange-Traded Funds	27,807,988	-	-	27,807,988
Mutual Funds	22,343,707	-	-	22,343,707

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--9.8%
American Axle & Manufacturing
Holdings	1,690,493	a	30,073,870
Dana Holding	1,356,520		25,665,358
Tenneco	316,230	a	14,027,963
Tower International	302,175	a	5,714,129
			75,481,320
Banks--8.9%
EverBank Financial	601,870		9,449,359
First Commonwealth Financial	259,260		1,869,265
First Niagara Financial Group	1,318,690		12,883,601
SCBT Financial	297,550	b	14,892,378
SVB Financial Group	307,390	a	23,788,912
TCF Financial	378,490		5,450,256
			68,333,771
Capital Goods--7.3%
Belden	68,290		3,650,100
Brady, Cl. A	353,130		11,490,850
Commercial Vehicle Group	186,894	a	1,468,987
L.B. Foster, Cl. A	81,850		3,626,774
Orion Marine Group	68,330	a	820,643
Rush Enterprises, Cl. A	182,160	a,b	4,681,512
Trinity Industries	166,020		6,795,199
Watts Water Technologies, Cl. A	291,746		13,887,110
WESCO International	128,760	a	9,561,718
			55,982,893
Commercial & Professional Services--6.2%
Herman Miller	716,163		20,131,342
Steelcase, Cl. A	1,227,610		16,990,122
TrueBlue	452,520	a	10,652,321
			47,773,785
Consumer Durables & Apparel--5.8%
Fifth & Pacific Companies	421,455	a	9,057,068
Jones Group	1,741,910		25,379,629
Tumi Holdings	427,150	a	10,358,388
			44,795,085
Consumer Services--.6%

SHFL Entertainment	247,502	a	4,269,410
Diversified Financials--3.7%
Nelnet, Cl. A	236,626		9,242,612
Portfolio Recovery Associates	126,703	a	19,293,066
			28,535,678
Energy--.9%
Superior Energy Services	268,810	a	7,171,851
Exchange-Traded Funds--1.2%
iShares Russell 2000 Index Fund	95,160	b	9,306,648
Food, Beverage & Tobacco--.4%
Dole Food	313,570	a	2,969,508
Health Care Equipment & Services--4.6%
Align Technology	289,780	a	10,359,635
Hanger	504,801	a	16,108,200
Merit Medical Systems	930,120	a	9,180,284
			35,648,119
Insurance--1.5%
Brown & Brown	345,430		11,147,026
Materials--3.5%
Chemtura	265,500	a	6,087,915
OMNOVA Solutions	1,464,090	a	10,848,907
Zoltek	766,545	a,b	9,796,445
			26,733,267
Media--.5%
AMC Networks, Cl. A	28,650	a	1,834,173
Lamar Advertising, Cl. A	39,260	a	1,834,620
			3,668,793
Pharmaceuticals, Biotech & Life Sciences--5.6%
Cubist Pharmaceuticals	77,130	a	4,238,293
Emergent BioSolutions	1,227,806	a	17,434,845
Questcor Pharmaceuticals	222,860	b	7,615,126
Salix Pharmaceuticals	220,830	a	13,397,756
			42,686,020
Real Estate--4.5%
American Residential Properties	483,110	a,b	9,522,098
Jones Lang LaSalle	84,966		7,802,428
St. Joe	567,120	a,b	11,580,590
Starwood Property Trust	234,070	c	5,938,356
			34,843,472
Retailing--2.3%
Williams-Sonoma	323,020		17,430,159
Semiconductors & Semiconductor Equipment--4.4%
Applied Micro Circuits	2,040,920	a	15,735,493

Lattice Semiconductor	1,033,800	a	5,324,070
Microsemi	597,650	a	13,106,465
			34,166,028
Software & Services--9.5%
Cardtronics	303,530	a	8,659,711
CoreLogic	316,380	a	8,289,156
CSG Systems International	754,435	a	16,318,429
DealerTrack Technologies	711,231	a	22,930,087
WEX	223,900	a	16,539,493
			72,736,876
Technology Hardware & Equipment--13.8%
Arrow Electronics	357,020	a	14,195,115
Ciena	1,336,010	a,b	22,364,807
FLIR Systems	262,950		6,405,462
JDS Uniphase	1,184,740	a	16,136,159
Plexus	219,630	a	6,408,803
ScanSource	703,390	a	22,459,243
Vishay Intertechnology	1,217,180	a,b	17,722,141
			105,691,730
Transportation--4.4%
Arkansas Best	205,550		3,923,949
Avis Budget Group	358,370	a	11,883,549
Con-way	105,460		4,009,589
Landstar System	271,277		14,320,713
			34,137,800
Total Common Stocks
(cost $585,964,075)			763,509,239

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,782,471)	9,782,471	[d]	9,782,471
Investment of Cash Collateral for
Securities Loaned--7.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $56,138,511)	56,138,511	[d]	56,138,511
Total Investments (cost $651,885,057)	108.0%		829,430,221
Liabilities, Less Cash and Receivables	(8.0%)		(61,206,800)
Net Assets	100.0%		768,223,421

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $60,192,301 and the value of the collateral held by the fund was $62,357,793, consisting of cash collateral of $56,138,511 and U.S. Government &
Agency securities valued at $6,219,282.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $177,545,164 of which $182,330,887 related to appreciated investment securities and $4,785,723 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	13.8
Automobiles & Components	9.8
Software & Services	9.5
Banks	8.9
Money Market Investments	8.6
Capital Goods	7.3
Commercial & Professional Services	6.2
Consumer Durables & Apparel	5.8
Pharmaceuticals, Biotech & Life Sciences	5.6
Health Care Equipment & Services	4.6
Real Estate	4.5
Semiconductors & Semiconductor Equipment	4.4
Transportation	4.4
Diversified Financials	3.7
Materials	3.5
Retailing	2.3
Insurance	1.5
Exchange-Traded Funds	1.2
Energy	.9
Consumer Services	.6
Media	.5
Food, Beverage & Tobacco	.4
108.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	754,202,591	-	-	754,202,591
Exchange-Traded Funds	9,306,648	-	-	9,306,648
Mutual Funds	65,920,982	-	-	65,920,982

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2013 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--4.7%
American Axle & Manufacturing
Holdings	8,420	a	149,792
Dana Holding	4,600		87,032
TRW Automotive Holdings	800	a	50,680
			287,504
Banks--6.9%
Comerica	3,480		137,425
SunTrust Banks	4,520		145,046
SVB Financial Group	1,820	a	140,850
			423,321
Capital Goods--8.1%
Danaher	2,090		129,204
MSC Industrial Direct, Cl. A	1,690		139,712
Parker Hannifin	1,270		126,695
Regal-Beloit	1,450		97,890
			493,501
Consumer Durables & Apparel--5.9%
Jones Group	17,290		251,915
Newell Rubbermaid	3,950		106,808
			358,723
Diversified Financials--17.4%
Blackstone Group	8,850		193,727
Citigroup	5,650		293,744
E*TRADE Financial	13,570	a	157,819
Invesco	6,480		218,635
Northern Trust	1,460		84,899
Portfolio Recovery Associates	740	a	112,680
			1,061,504
Energy--5.8%
Cameron International	1,240	a	75,478
EOG Resources	600		77,460
Halliburton	2,150		89,978
Occidental Petroleum	1,200		110,484
			353,400
Exchange-Traded Funds--1.7%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	620		101,339
Food, Beverage & Tobacco--3.8%
PepsiCo	950		76,732
Philip Morris International	1,700		154,547
			231,279
Health Care Equipment & Services--4.7%
AmerisourceBergen	3,020		163,322
HCA Holdings	3,170		123,820

			287,142
Insurance--2.6%
Hartford Financial Services Group	5,240		160,501
Materials--1.3%
LyondellBasell Industries, Cl. A	1,180		78,647
Pharmaceuticals, Biotech & Life Sciences--10.3%
Biogen Idec	620	a	147,244
Covance	1,270	a	94,717
Gilead Sciences	2,890	a	157,447
Perrigo	1,090		126,342
Vertex Pharmaceuticals	1,280	a	102,796
			628,546
Retailing--2.1%
Tiffany & Co.	1,610		125,226
Semiconductors & Semiconductor Equipment--3.0%
Applied Micro Circuits	11,470	a	88,434
Xilinx	2,390		97,154
			185,588
Software & Services--5.7%
DealerTrack Technologies	2,910	a	93,818
Facebook, Cl. A	2,430		59,171
Oracle	5,870		198,171
			351,160
Technology Hardware & Equipment--13.7%
Arrow Electronics	2,940	a	116,894
Ciena	13,060	a	218,624
EMC	3,040		75,270
JDS Uniphase	12,000	a	163,440
Juniper Networks	3,930	a	69,679
QUALCOMM	1,080		68,558
SanDisk	2,100	a	123,942
			836,407
Transportation--1.4%
Kirby	1,120	a	87,450
Total Common Stocks
(cost $5,324,360)			6,051,238

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $28,691)	28,691	[b]	28,691
Total Investments (cost $5,353,051)	99.6%		6,079,929
Cash and Receivables (Net)	.4%		27,047
Net Assets	100.0%		6,106,976

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $726,878 of which $766,718 related to appreciated investment securities and $39,840 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	17.4
Technology Hardware & Equipment	13.7
Pharmaceuticals, Biotech & Life Sciences	10.3
Capital Goods	8.1
Banks	6.9
Consumer Durables & Apparel	5.9
Energy	5.8
Software & Services	5.7
Automobiles & Components	4.7
Health Care Equipment & Services	4.7
Food, Beverage & Tobacco	3.8
Semiconductors & Semiconductor Equipment	3.0
Insurance	2.6
Retailing	2.1
Exchange-Traded Funds	1.7
Transportation	1.4
Materials	1.3
Money Market Investment	.5
99.6

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	5,949,899	-	-	5,949,899
Exchange-Traded Funds	101,339	-	-	101,339
Mutual Funds	28,691	-	-	28,691

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2013 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--2.3%
Delphi Automotive	140,880		6,876,353
General Motors	282,190	a	9,563,419
Johnson Controls	367,940		13,746,238
			30,186,010
Banks--5.0%
Comerica	388,470		15,340,680
Fifth Third Bancorp	509,285		9,268,987
PNC Financial Services Group	163,500		11,713,140
Wells Fargo & Co.	715,470		29,012,309
			65,335,116
Capital Goods--7.0%
Cummins	149,230		17,852,385
Eaton	271,790		17,954,447
General Electric	1,535,240		35,801,797
Honeywell International	248,300		19,481,618
			91,090,247
Commercial & Professional Services--.5%
Pitney Bowes	420,770		6,176,904
Consumer Durables & Apparel--1.7%
Newell Rubbermaid	528,430		14,288,747
PVH	73,120		8,422,693
			22,711,440
Consumer Services--1.3%
Carnival	516,420		17,093,502
Diversified Financials--17.4%
Ameriprise Financial	212,580		17,329,522
Bank of America	2,228,920		30,447,047
Capital One Financial	111,670		6,804,053
Citigroup	720,900		37,479,591
Discover Financial Services	132,200		6,267,602
Franklin Resources	51,580		7,985,100
Goldman Sachs Group	127,580		20,678,166
ING US	366,336		10,451,566
Invesco	211,580		7,138,709
JPMorgan Chase & Co.	834,530		45,556,993
Moody's	197,580		13,127,215
Morgan Stanley	377,460		9,776,214
TD Ameritrade Holding	602,540		14,123,538
			227,165,316
Energy--13.0%
Anadarko Petroleum	182,660		15,977,270
Cameron International	189,160	a	11,514,169
Chevron	315,500		38,727,625
EOG Resources	50,630		6,536,333
Hess	147,730		9,958,479
Occidental Petroleum	693,350		63,836,735
Phillips 66	186,410		12,409,314
Valero Energy	251,360		10,212,757
			169,172,682

Exchange-Traded Funds--.8%
iShares Russell 1000 Value Index
Fund	115,890		9,803,135
Food & Staples Retailing--1.3%
CVS Caremark	294,570		16,961,341
Food, Beverage & Tobacco--4.7%
Coca-Cola Enterprises	335,890		12,481,672
ConAgra Foods	615,320		20,730,131
Dean Foods	331,260	a	3,474,917
Kraft Foods Group	224,473		12,375,196
PepsiCo	111,290		8,988,893
WhiteWave Foods, Cl. A	84,619		1,475,747
WhiteWave Foods, Cl. B	120,513		1,993,285
			61,519,841
Health Care Equipment & Services--3.7%
Aetna	107,040		6,463,075
Baxter International	170,520		11,992,672
Cigna	244,760		16,619,204
McKesson	118,460		13,487,856
			48,562,807
Household & Personal Products--.8%
Avon Products	441,180		10,398,613
Insurance--6.2%
American International Group	377,080	a	16,764,977
Chubb	246,370		21,458,827
Hartford Financial Services Group	433,260		13,270,754
MetLife	403,249		17,827,636
Prudential Financial	163,750		11,293,838
			80,616,032
Materials--2.4%
International Paper	358,170		16,529,546
LyondellBasell Industries, Cl. A	231,600		15,436,140
			31,965,686
Media--6.6%
News Corp., Cl. A	303,368		9,741,146
Omnicom Group	103,410		6,424,863
Time Warner	364,346		21,266,876
Viacom, Cl. B	327,830		21,600,719
Walt Disney	419,520		26,463,322
			85,496,926
Pharmaceuticals, Biotech & Life Sciences--7.8%
Eli Lilly & Co.	213,330		11,340,623
Johnson & Johnson	305,147		25,687,274
Merck & Co.	284,560		13,288,952
Pfizer	1,891,660		51,509,902
			101,826,751
Retailing--2.2%
Best Buy	428,160		11,795,808
Kohl's	151,200		7,773,192
Macy's	191,530		9,258,560
			28,827,560

Semiconductors & Semiconductor Equipment--3.2%
Applied Materials	677,540		10,298,608
Micron Technology	592,450	a	6,919,816
Texas Instruments	683,920		24,545,889
			41,764,313
Software & Services--2.2%
Google, Cl. A	7,340	a	6,388,809
Oracle	677,790		22,882,190
			29,270,999
Technology Hardware & Equipment--6.4%
Cisco Systems	1,516,950		36,528,156
Corning	461,090		7,086,953
EMC	481,000		11,909,560
QUALCOMM	198,050		12,572,214
SanDisk	259,770	a	15,331,625
			83,428,508
Transportation--2.0%
Delta Air Lines	541,590		9,754,036
FedEx	171,380		16,510,749
			26,264,785
Utilities--1.4%
NRG Energy	690,560		17,623,091
Total Common Stocks
(cost $1,042,346,285)			1,303,261,605

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,891,932)	2,891,932	[b]	2,891,932
Total Investments (cost $1,045,238,217)	100.1%		1,306,153,537
Liabilities, Less Cash and Receivables	(.1%)		(886,628)
Net Assets	100.0%		1,305,266,909

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $260,915,320 of which $264,040,630 related to appreciated investment securities and $3,125,310 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	17.4
Energy	13.0
Pharmaceuticals, Biotech & Life Sciences	7.8
Capital Goods	7.0
Media	6.6
Technology Hardware & Equipment	6.4
Insurance	6.2
Banks	5.0
Food, Beverage & Tobacco	4.7
Health Care Equipment & Services	3.7
Semiconductors & Semiconductor Equipment	3.2
Materials	2.4
Automobiles & Components	2.3
Retailing	2.2

Software & Services	2.2
Transportation	2.0
Consumer Durables & Apparel	1.7
Utilities	1.4
Consumer Services	1.3
Food & Staples Retailing	1.3
Exchange-Traded Funds	.8
Household & Personal Products	.8
Commercial & Professional Services	.5
Money Market Investment	.2
100.1

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,293,458,470	-	-	1,293,458,470
Exchange-Traded Funds	9,803,135	-	-	9,803,135
Mutual Funds	2,891,932	-	-	2,891,932

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2013 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--.9%
Thor Industries	19,100		815,761
Banks--3.5%
Associated Banc-Corp	72,400		1,115,684
Cathay General Bancorp	27,500		557,975
Comerica	6,500		256,685
Huntington Bancshares	19,000		147,250
Regions Financial	54,800		500,324
Webster Financial	27,300		637,455
			3,215,373
Capital Goods--12.2%
AECOM Technology	44,100	a	1,357,839
Alliant Techsystems	15,000		1,177,800
IDEX	21,500		1,183,575
ITT	31,500		949,725
Lennox International	22,800		1,458,972
Lincoln Electric Holdings	20,700		1,237,860
Oshkosh	25,000	a	995,500
Terex	42,500	a	1,524,475
Textron	12,300		331,608
Timken	12,200		692,472
WABCO Holdings	3,300	a	248,886
			11,158,712
Commercial & Professional Services--1.4%
Deluxe	33,100		1,237,940
Herman Miller	3,300		92,763
			1,330,703
Consumer Durables & Apparel--4.8%
Carter's	21,100		1,520,677
Hanesbrands	33,400		1,665,324
PulteGroup	55,800	a	1,204,722
			4,390,723
Consumer Services--1.5%
Bally Technologies	21,400	a,b	1,218,730
Wyndham Worldwide	2,600		151,112
			1,369,842
Diversified Financials--3.9%
American Capital	23,900	a	318,587
Apollo Investment	51,700	b	428,593
Greenhill & Co.	10,400		518,024
Moody's	2,000		132,880
SEI Investments	36,000		1,101,960
Waddell & Reed Financial, Cl. A	23,200		1,068,128
			3,568,172
Energy--5.0%
HollyFrontier	32,400		1,603,800

Marathon Petroleum	7,400		610,500
Oceaneering International	7,900		572,592
RPC	76,100	b	958,099
Tesoro	8,100		499,365
Valero Energy	8,500		345,355
			4,589,711
Food, Beverage & Tobacco--3.9%
Hillshire Brands	38,700		1,340,568
Ingredion	11,000		749,320
Tootsie Roll Industries	6,374	b	200,271
Universal	21,300	b	1,248,819
			3,538,978
Health Care Equipment & Services--5.9%
Edwards Lifesciences	5,900	a	392,114
IDEXX Laboratories	8,300	a	684,252
Owens & Minor	3,600	b	123,048
Patterson	6,600		257,928
ResMed	28,500	b	1,368,000
STERIS	16,900		766,246
Thoratec	25,900	a	807,303
Universal Health Services, Cl. B	14,300		988,702
			5,387,593
Household & Personal Products--1.0%
Energizer Holdings	9,400		899,674
Insurance--4.1%
Everest Re Group	6,400		829,504
First American Financial	17,100		408,348
Lincoln National	6,900		246,054
Protective Life	24,300		939,924
Reinsurance Group of America	21,200		1,396,868
			3,820,698
Materials--6.5%
Ball	1,900		82,004
Domtar	5,200		376,844
Minerals Technologies	31,500		1,341,900
NewMarket	4,500	b	1,234,080
Packaging Corporation of America	30,000		1,470,000
Worthington Industries	42,700		1,468,026
			5,972,854
Media--2.1%
Scholastic	28,900		873,936
Valassis Communications	42,600	b	1,107,174
			1,981,110
Pharmaceuticals, Biotech & Life Sciences--4.7%
Agilent Technologies	3,900		177,255
Charles River Laboratories	16,400	a	710,284
Mettler-Toledo International	7,500	a	1,636,950
Techne	10,600		705,006
United Therapeutics	15,900	a	1,056,873
			4,286,368
Real Estate--8.9%
BRE Properties	13,300	c	664,867

Camden Property Trust	8,500	c	588,625
CBL & Associates Properties	47,400	c	1,089,726
Corrections Corporation of America	39,654		1,393,838
Extra Space Storage	6,800	c	284,852
Kimco Realty	5,700	c	126,255
Liberty Property Trust	17,500	c	710,150
Macerich	3,098	c	201,091
National Retail Properties	20,300	b,c	728,161
Omega Healthcare Investors	24,200	b,c	784,322
Potlatch	14,600	c	663,278
Weingarten Realty Investors	28,600	c	911,768
			8,146,933
Retailing--6.2%
Aaron's	21,400		601,126
American Eagle Outfitters	63,600		1,258,644
ANN	32,600	a	1,000,168
Chico's FAS	37,100		670,026
Dillard's, Cl. A	11,600		1,070,332
O'Reilly Automotive	4,700	a	511,877
PetSmart	8,100		546,750
			5,658,923
Semiconductors & Semiconductor Equipment--.8%
Cree	4,400	a	274,340
LSI	58,000	a	429,200
			703,540
Software & Services--10.9%
CA	31,300		854,803
Cadence Design Systems	79,500	a	1,202,835
CoreLogic	48,700	a	1,275,940
DST Systems	14,815		1,010,087
FactSet Research Systems	6,000	b	589,140
Fair Isaac	14,900		731,292
Intuit	6,000		350,640
Lender Processing Services	35,100		1,161,459
NeuStar, Cl. A	29,400	a	1,424,724
Synopsys	29,300	a	1,067,985
Total System Services	14,400		338,544
			10,007,449
Technology Hardware & Equipment--2.7%
Brocade Communications Systems	177,400	a	963,282
Harris	24,400		1,223,172
Lexmark International, Cl. A	10,900	b	332,559
			2,519,013
Transportation--1.3%
Alaska Air Group	11,900	a	676,158
Matson	22,100		556,257
			1,232,415
Utilities--6.5%
Edison International	19,300		886,642
IDACORP	24,800		1,171,304
NV Energy	70,100		1,643,144
Pinnacle West Capital	3,900		220,272

UGI	28,100	1,073,139
Wisconsin Energy	22,700	926,387
		5,920,888
Total Common Stocks
(cost $76,078,735)		90,515,433

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,089,311)	1,089,311 [d]	1,089,311

Investment of Cash Collateral for
Securities Loaned--9.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,319,963)	8,319,963 [d]	8,319,963

Total Investments (cost $85,488,009)	109.0%	99,924,707
Liabilities, Less Cash and Receivables	(9.0%)	(8,241,900)
Net Assets	100.0%	91,682,807

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $8,004,145 and the value of the collateral held by the fund was $8,319,963.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $14,436,698 of which $15,637,553 related to appreciated investment securities and $1,200,855 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.2
Software & Services	10.9
Money Market Investments	10.3
Real Estate	8.9
Materials	6.5
Utilities	6.5
Retailing	6.2
Health Care Equipment & Services	5.9
Energy	5.0
Consumer Durables & Apparel	4.8
Pharmaceuticals, Biotech & Life Sciences	4.7
Insurance	4.1
Diversified Financials	3.9
Food, Beverage & Tobacco	3.9
Banks	3.5

Technology Hardware & Equipment	2.7
Media	2.1
Commercial & Professional Services	1.4
Consumer Services	1.5
Transportation	1.3
Household & Personal Products	1.0
Automobiles & Components	.9
Semiconductors & Semiconductor Equipment	.8
109.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	90,515,433	-	-	90,515,433
Mutual Funds	9,409,274	-	-	9,409,274

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2013 (Unaudited)

Common Stocks--97.5%	Shares		Value ($)
Communications Equipment--15.3%
Ciena	676,260	a	11,320,592
JDS Uniphase	356,840	a	4,860,161
Juniper Networks	608,390	a	10,786,755
Palo Alto Networks	103,240	b	5,009,205
QUALCOMM	101,090		6,417,193
			38,393,906
Computers & Peripherals--5.5%
EMC	283,700		7,024,412
SanDisk	113,590	a	6,704,082
			13,728,494
Electronic Equipment & Instruments--9.4%
Amphenol, Cl. A	89,100		6,940,890
Analog Devices	234,770		10,782,986
Trimble Navigation	214,140	a	5,974,506
			23,698,382
Internet & Catalog Retail--5.0%
Amazon.com	19,150	a	5,151,924
priceline.com	9,180	a	7,380,077
			12,532,001
Internet Software & Services--15.3%
Akamai Technologies	236,420	a	10,903,690
Facebook, Cl. A	401,160		9,768,246
Google, Cl. A	14,288	a	12,436,418
LinkedIn, Cl. A	31,720	a	5,314,052
			38,422,406
IT Services--12.1%
Cognizant Technology Solutions,
Cl. A	79,787	a	5,158,230
International Business Machines	36,790		7,653,056
MasterCard, Cl. A	11,010		6,278,452
Paychex	149,450	b	5,564,023
Teradata	102,230	a	5,699,323
			30,353,084
Semiconductors & Semiconductor Equipment--21.9%
Applied Materials	680,320		10,340,864
Avago Technologies	247,510		9,333,602
Broadcom, Cl. A	220,960		7,934,674
Taiwan Semiconductor
Manufacturing, ADR	260,130		4,854,026
Texas Instruments	313,020		11,234,288
Xilinx	283,720		11,533,218
			55,230,672
Software--13.0%
Adobe Systems	112,060	a	4,808,495
Citrix Systems	70,520	a	4,537,962
Informatica	129,298	a	4,701,275
Oracle	233,896		7,896,329
salesforce.com	254,440	a	10,770,445
			32,714,506
Total Common Stocks
(cost $197,295,047)			245,073,451

Limited Partnership Interests-.2%
Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP a,d
(cost $2,061,175)		559,315

Other Investment--2.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,332,108)	6,332,108 [c]	6,332,108
Investment of Cash Collateral for
Securities Loaned--2.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,084,688)	5,084,688 [c]	5,084,688
Total Investments (cost $210,773,018)	102.2%	257,049,562
Liabilities, Less Cash and Receivables	(2.2%)	(5,488,008)
Net Assets	100.0%	251,561,554

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $9,452,829 and the value of the collateral held by the fund was $10,268,212, consisting of cash collateral of $5,084,688 and U.S. Government &
Agency securities valued at $5,183,524.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $559,315 representing .2% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	4/28/2005-6/11/2008	2,061,175.2		559,315

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At May 31, 2013, net unrealized appreciation on investments was $46,276,544 of which $53,271,671 related to appreciated investment securities and $6,995,127 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Semiconductors & Semiconductor Equipment	22.1
Communications Equipment	15.3
Internet Software & Services	15.3
Software	13.0
IT Services	12.1
Electronic Equipment & Instruments	9.4
Computers & Peripherals	5.5
Internet & Catalog Retail	5.0
Money Market Investments	4.5
102.2

††	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Quoted	Level 2 - Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	230,885,823	-	-	230,885,823
Equity Securities - Foreign Common Stocks+	14,187,628	-	-	14,187,628
Limited Partnership Interests+	-	-	559,315	559,315
Mutual Funds	11,416,796	-	-	11,416,796

+ See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Partnership
Interests ($)
Balance as of 8/31/2012	744,551
Realized gain (loss)	(80,450)
Change in unrealized appreciation (depreciation)	82,903
Purchases	-
Sales	(187,689)
Transfers into Level 3	-
Transfers out of Level 3
Balance as of 5/31/2013	559,315
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 5/31/2013	82,903

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

By: /s/James Windels
James Windels Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)